UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: September 30
                                              ---------------

                     Date of reporting period: June 30, 2006
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 91.6%
             AEROSPACE -- 0.1%
     75,000  Herley Industries Inc.+ ......... $    840,750
                                               ------------
             AGRICULTURE -- 0.0%
      1,200  Cadiz Inc.+ .....................       20,412
     25,000  Mosaic Co.+ .....................      391,250
                                               ------------
                                                    411,662
                                               ------------
             AUTOMOTIVE -- 0.3%
    100,000  Adesa Inc. ......................    2,224,000
      6,000  Oshkosh Truck Corp. .............      285,120
                                               ------------
                                                  2,509,120
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.2%
      3,816  Aftermarket Technology Corp.+ ...       94,827
     80,000  BorgWarner Inc. .................    5,208,000
    300,000  Dana Corp. ......................      792,000
    200,000  Earl Scheib Inc.+ ...............      750,000
     40,000  Federal-Mogul Corp.+ ............       14,400
    210,000  Midas Inc.+ .....................    3,864,000
    190,000  Modine Manufacturing Co. ........    4,438,400
      7,875  Monro Muffler Brake Inc. ........      256,410
    120,000  Pep Boys - Manny, Moe & Jack ....    1,407,600
    199,693  Proliance International Inc.+ ...      922,582
      2,000  Puradyn Filter Technologies Inc.+        2,560
     33,500  Spartan Motors Inc. .............      515,230
    170,000  Standard Motor Products Inc. ....    1,417,800
     27,000  Strattec Security Corp.+ ........    1,344,870
     10,000  Superior Industries
              International Inc. .............      182,900
     80,000  Tenneco Inc.+ ...................    2,080,000
     28,000  Thor Industries Inc. ............    1,356,600
                                               ------------
                                                 24,648,179
                                               ------------
             AVIATION: PARTS AND SERVICES -- 3.6%
     25,000  AAR Corp.+ ......................      555,750
     10,000  Astronics Corp.+ ................      133,800
     73,000  Aviall Inc.+ ....................    3,468,960
     14,000  Barnes Group Inc. ...............      279,300
    122,400  Curtiss-Wright Corp. ............    3,779,712
      7,500  Ducommun Inc.+ ..................      138,900
     20,000  EDO Corp. .......................      486,800
     30,000  Embraer-Empresa Brasileira de
              Aeronautica SA, ADR ............    1,094,100
    280,000  Fairchild Corp., Cl. A+ .........      582,400
     24,000  Gamesa Corporacion Tecnologica SA      514,485
    280,000  GenCorp Inc.+ ...................    4,488,400
    450,000  Kaman Corp. .....................    8,190,000
     95,000  Moog Inc., Cl. A+ ...............    3,250,900
     24,000  Woodward Governor Co. ...........      732,240
                                               ------------
                                                 27,695,747
                                               ------------
             BROADCASTING -- 1.3%
    120,000  Acme Communications Inc.+ .......      609,600
     25,000  Beasley Broadcast Group Inc.,
              Cl. A ..........................      175,000
      2,000  Cogeco Inc. .....................       35,833
    260,000  Crown Media Holdings Inc., Cl. A+    1,071,200
      3,333  CTN Media Group Inc.+ (b) .......            3
      2,000  Global Traffic Network Inc.+ ....       11,000
    280,000  Granite Broadcasting Corp.+ .....       47,600
    400,000  Gray Television Inc. ............    2,316,000
     39,000  Gray Television Inc., Cl. A .....      238,290
     48,000  Hearst-Argyle Television Inc. ...    1,058,880

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------

    160,000  ION Media Networks Inc.+ ........ $    147,200
        250  Liberty Media Holding Corp. -
              Capital, Cl. A+ ................       20,943
     22,000  Nexstar Broadcasting Group Inc.,
              Cl. A+ .........................      105,600
     96,650  Salem Communications Corp.,
              Cl. A+ .........................    1,257,416
    200,000  Sinclair Broadcast Group Inc.,
              Cl. A ..........................    1,712,000
     57,000  Spanish Broadcasting
              System Inc., Cl. A+ ............      291,270
    200,000  Young Broadcasting Inc., Cl. A+ .      628,000
                                               ------------
                                                  9,725,835
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.1%
     16,500  Florida Rock Industries Inc. ....      819,555
     25,000  Huttig Building Products Inc.+ ..      202,500
      1,000  Universal Forest Products Inc. ..       62,730
                                               ------------
                                                  1,084,785
                                               ------------
             BUSINESS SERVICES -- 2.7%
      5,000  Acco Brands Corp.+ ..............      109,500
    230,000  AMICAS Inc.+ ....................      742,900
      6,000  BB Holdings Ltd.+ ...............       19,650
      5,000  BrandPartners Group Inc.+ .......        1,000
    610,400  Career Blazers Inc.+ (b) ........      107,125
      2,400  Carlisle Group Ltd.+ ............        4,083
      1,000  CheckFree Corp.+ ................       49,560
    260,000  Edgewater Technology Inc.+ ......    1,804,400
     22,589  GSE Systems Inc.+ ...............       92,615
        500  GSI Commerce Inc.+ ..............        6,765
     80,000  Industrial Distribution
              Group Inc.+ ....................      706,400
     60,000  Interactive Data Corp.+ .........    1,205,400
    150,000  Intermec Inc.+ ..................    3,441,000
     13,000  Landauer Inc. ...................      622,700
      4,000  MDC Partners Inc., Cl. A+ .......       32,760
    166,000  Nashua Corp.+ ...................    1,140,420
        375  OneSource Services Inc.+ ........        5,374
    100,000  Paxar Corp.+ ....................    2,057,000
     20,000  R. H. Donnelley Corp. ...........    1,081,400
     80,000  Sohgo Security Services Co. Ltd.     1,509,962
     22,000  Stamps.com Inc.+ ................      612,040
      4,000  StarTek Inc. ....................       59,800
     80,000  The Brink's Co. .................    4,512,800
    114,200  Trans-Lux Corp. (a) .............      679,490
                                               ------------
                                                 20,604,144
                                               ------------
             CABLE -- 1.6%
    230,000  Adelphia Communications Corp.,
              Cl. A+ .........................       10,350
    510,000  Cablevision Systems Corp.,
              Cl. A+ .........................   10,939,500
      9,329  Liberty Global Inc., Cl. A+ .....      200,573
      9,329  Liberty Global Inc., Cl. C+ .....      191,898
    105,000  Lin TV Corp., Cl. A+ ............      792,750
      4,000  Outdoor Channel Holdings Inc.+ ..       41,280
                                               ------------
                                                 12,176,351
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.3%
     62,000  Andrew Corp.+ ...................      549,320
    150,000  Communications Systems Inc. .....    1,536,000
    260,900  Sycamore Networks Inc.+ .........    1,059,254
    280,000  Thomas & Betts Corp.+ ...........   14,364,000
                                               ------------
                                                 17,508,574
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.2%
        276  Adobe Systems Inc.+ .............        8,379
     73,000  Borland Software Corp.+ .........      385,440
     90,000  FalconStor Software Inc.+ .......      627,300

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     22,990  Global Sources Ltd.+ ............ $    221,854
     50,000  Jupitermedia Corp.+ .............      650,000
     20,187  MKS Instruments Inc.+ ...........      406,162
     12,000  NAVTEQ Corp.+ ...................      536,160
    200,000  Net Perceptions Inc.+ ...........      132,000
    160,000  OpenTV Corp., Cl. A+ ............      622,400
      8,000  Phoenix Technologies Ltd.+ ......       38,480
    800,000  StorageNetworks Inc. Escrow+ (b)        24,000
    350,000  Tyler Technologies Inc.+ ........    3,920,000
    290,000  Xanser Corp.+ ...................    1,464,500
                                               ------------
                                                  9,036,675
                                               ------------
             CONSUMER PRODUCTS -- 2.7%
     27,000  Adams Golf Inc.+ ................       42,390
      5,250  Alberto-Culver Co. ..............      255,780
     16,000  Ashworth Inc.+ ..................      144,000
     33,500  Chofu Seisakusho Co. Ltd. .......      686,452
     37,500  Church & Dwight Co. Inc. ........    1,365,750
     35,000  Coachmen Industries Inc. ........      417,900
      6,000  Elizabeth Arden Inc.+ ...........      107,280
      4,000  Genlyte Group Inc.+ .............      289,720
      2,000  Harley-Davidson Inc. ............      109,780
    200,000  Hartmarx Corp.+ .................    1,200,000
     80,000  Jacuzzi Brands Inc.+ ............      704,000
     95,000  Lenox Group Inc.+ ...............      673,550
      5,000  Levcor International Inc.+ ......        4,250
    292,000  Marine Products Corp. ...........    2,841,160
     49,100  National Presto Industries Inc. .    2,566,948
     99,513  Revlon Inc., Cl. A+ .............      125,386
    699,100  Schiff Nutrition
              International Inc.+ ............    4,669,988
      4,000  Scotts Miracle-Gro Co., Cl. A ...      169,280
     78,500  Spectrum Brands Inc.+ ...........    1,014,220
      6,000  Steven Madden Ltd. ..............      177,720
     14,000  Stewart Enterprises Inc.,
              Cl. A ..........................       80,500
     87,425  Syratech Corp.+ .................        4,371
     17,000  WD-40 Co. .......................      570,690
    105,000  Wolverine World Wide Inc. .......    2,449,650
                                               ------------
                                                 20,670,765
                                               ------------
             CONSUMER SERVICES -- 1.2%
     30,500  Bowlin Travel Centers Inc.+ .....       60,390
     50,000  Central Parking Corp. ...........      800,000
      2,500  Collectors Universe Inc. ........       34,950
     12,000  eLong Inc., ADR+ ................      167,040
     10,000  Expedia Inc.+ ...................      149,700
     47,500  IAC/InterActiveCorp+ ............    1,258,275
      1,250  Liberty Media Holding Corp. -
              Interactive, Cl. A+ ............       21,575
     16,000  Martha Stewart Living Omnimedia
              Inc., Cl. A+ ...................      267,360
     20,000  Response USA Inc.+ ..............            2
    310,000  Rollins Inc. ....................    6,088,400
     10,000  TiVo Inc.+ ......................       71,500
                                               ------------
                                                  8,919,192
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 8.8%
    173,000  Acuity Brands Inc. ..............    6,731,430
    100,000  Ampco-Pittsburgh Corp. ..........    2,865,000
      6,000  Anixter International Inc. ......      284,760
    140,000  Baldor Electric Co. .............    4,380,600
    150,000  Crane Co. .......................    6,240,000
    100,000  Delta plc .......................      219,132

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
      5,000  ESCO Technologies Inc.+ ......... $    267,250
        803  Foster Wheeler Ltd.+ ............       34,690
     12,000  Gardner Denver Inc.+ ............      462,000
    154,500  Greif Inc., Cl. A ...............   11,581,320
      1,000  Greif Inc., Cl. B ...............       69,200
    140,000  Griffon Corp.+ ..................    3,654,000
     26,000  Harbor Global Co. Ltd.+ .........      236,860
     10,000  Insteel Industries Inc. .........      242,000
     72,000  Katy Industries Inc.+ ...........      168,480
    115,000  Lamson & Sessions Co.+ ..........    3,261,400
     73,000  Lindsay Manufacturing Co. .......    1,979,760
    160,000  MagneTek Inc.+ ..................      432,000
     37,000  Matthews International Corp.,
              Cl. A ..........................    1,275,390
    275,000  Myers Industries Inc. ...........    4,727,250
    130,000  National Patent
              Development Corp.+ .............      191,100
     75,000  Oil-Dri Corporation
              of America .....................    1,477,500
     15,000  Olin Corp. ......................      268,950
    220,000  Park-Ohio Holdings Corp.+ .......    3,799,400
    100,000  Precision Castparts Corp. .......    5,976,000
     32,000  Roper Industries Inc. ...........    1,496,000
     40,000  Sonoco Products Co. .............    1,266,000
     63,000  Standex International Corp. .....    1,912,050
     60,000  Tech/Ops Sevcon Inc. ............      379,200
     65,000  Tredegar Corp. ..................    1,028,300
     50,048  WHX Corp.+ ......................      460,441
                                               ------------
                                                 67,367,463
                                               ------------
             EDUCATIONAL SERVICES -- 0.0%
      2,000  Career Education Corp.+ .........       59,780
     10,000  School Specialty Inc.+ ..........      318,500
                                               ------------
                                                    378,280
                                               ------------
             ELECTRONICS -- 1.4%
     22,000  Badger Meter Inc. ...............      594,000
    190,088  California Micro Devices Corp.+ .      760,352
    210,000  CTS Corp. .......................    3,126,900
     20,000  Fargo Electronics Inc.+ .........      507,800
     20,000  Greatbatch Inc.+ ................      472,000
     17,000  Imax Corp.+ .....................      155,720
    170,000  KEMET Corp.+ ....................    1,567,400
     95,000  Park Electrochemical Corp. ......    2,446,250
     20,000  Trident Microsystems Inc.+ ......      379,600
     20,000  Zoran Corp.+ ....................      486,800
                                               ------------
                                                 10,496,822
                                               ------------
             ENERGY AND UTILITIES -- 7.1%
      5,000  AGL Resources Inc. ..............      190,600
    440,000  Aquila Inc.+ ....................    1,852,400
      6,400  BIW Ltd. ........................      115,840
     95,000  Callon Petroleum Co.+ ...........    1,837,300
    142,000  CH Energy Group Inc. ............    6,816,000
     12,000  Chesapeake Utilities Corp. ......      360,960
    115,000  CMS Energy Corp.+ ...............    1,488,100
     23,000  Connecticut Water Service Inc. ..      538,660
    170,000  Covanta Holding Corp.+ ..........    3,000,500
    170,000  Duquesne Light Holdings Inc. ....    2,794,800
    150,000  El Paso Electric Co.+ ...........    3,024,000
     20,000  Environmental Power Corp.+ ......      131,000
    126,800  Florida Public Utilities Co. ....    1,596,412
     43,000  Middlesex Water Co. .............      813,560
     10,000  Nicor Inc. ......................      415,000

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     20,000  Oceaneering
              International Inc.+ ............ $    917,000
      2,000  PetroQuest Energy Inc.+ .........       24,560
    650,000  RPC Inc. ........................   15,782,000
     35,000  SEMCO Energy Inc.+ ..............      194,600
     96,000  SJW Corp. .......................    2,443,200
     52,500  Southern Union Co. ..............    1,420,650
    112,000  Southwest Gas Corp. .............    3,510,080
     10,000  Tesoro Corp. ....................      743,600
      4,000  Toreador Resources Corp.+ .......      112,520
     10,000  Vestas Wind Systems A/S+ ........      273,498
     10,000  W-H Energy Services Inc.+ .......      508,300
    170,000  Westar Energy Inc. ..............    3,578,500
                                               ------------
                                                 54,483,640
                                               ------------
             ENTERTAINMENT -- 1.7%
     42,500  Canterbury Park Holding Corp. ...      567,375
      6,048  Chestnut Hill Ventures+ (b) .....      129,864
        500  Discovery Holding Co., Cl. A+ ...        7,315
    201,000  Dover Motorsports Inc. ..........    1,179,870
     84,000  Fisher Communications Inc.+ .....    3,538,920
    580,000  Gemstar-TV Guide
              International Inc.+ ............    2,041,600
     16,000  International Speedway
              Corp., Cl. A ...................      741,920
      2,500  International Speedway Corp.,
              Cl. B ..........................      116,000
     10,000  Metromedia International
              Group Inc.+ ....................       13,000
    320,000  Six Flags Inc.+ .................    1,798,400
    200,000  Topps Co. Inc. ..................    1,644,000
     50,030  Triple Crown Media Inc.+ ........      433,760
     50,000  World Wrestling
              Entertainment Inc. .............      844,500
     38,000  WPT Enterprises Inc.+ ...........      228,760
                                               ------------
                                                 13,285,284
                                               ------------
             ENVIRONMENTAL SERVICES -- 1.3%
    225,000  Allied Waste Industries Inc.+ ...    2,556,000
      4,000  Basin Water Inc.+ ...............       40,080
     22,000  Catalytica Energy Systems Inc.+ .       31,240
    175,000  Republic Services Inc. ..........    7,059,500
                                               ------------
                                                  9,686,820
                                               ------------
             EQUIPMENT AND SUPPLIES -- 14.4%
     15,000  A.O. Smith Corp., Cl. A .........      695,400
    170,000  AMETEK Inc. .....................    8,054,600
    425,000  Baldwin Technology Co.
              Inc., Cl. A+ ...................    2,295,000
     73,000  Belden CDT Inc. .................    2,412,650
     15,000  C&D Technologies Inc. ...........      112,800
     50,000  Capstone Turbine Corp.+ .........      114,000
    205,000  CIRCOR International Inc. .......    6,250,450
    414,000  CLARCOR Inc. ....................   12,333,060
    240,000  Core Molding Technologies Inc.+ .    1,425,600
    180,000  Crown Holdings Inc.+ ............    2,802,600
      2,000  Danaher Corp. ...................      128,640
     66,000  Donaldson Co. Inc. ..............    2,235,420
     97,300  Entegris Inc.+ ..................      927,269
    450,000  Fedders Corp.+ ..................    1,089,000
    190,000  Flowserve Corp.+ ................   10,811,000
    175,000  Franklin Electric Co. Inc. ......    9,037,000
     40,000  General Magnaplate Corp.+ (b) ...       60,000
    150,000  Gerber Scientific Inc.+ .........    1,951,500
    100,343  Gorman-Rupp Co. .................    2,669,124
     84,000  Graco Inc. ......................    3,862,320

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
    150,000  GrafTech International Ltd.+ .... $    870,000
     60,000  IDEX Corp. ......................    2,832,000
    150,000  Interpump Group SpA .............    1,314,224
      4,000  Jarden Corp.+ ...................      121,800
     10,000  K-Tron International Inc.+ ......      510,000
     65,000  L.S. Starrett Co., Cl. A ........      887,250
     28,000  Littelfuse Inc.+ ................      962,640
    107,000  Lufkin Industries Inc. ..........    6,359,010
     55,000  Maezawa Kyuso Industries Co. Ltd.      879,020
     26,666  Met-Pro Corp. ...................      333,592
      1,000  Middleby Corp.+ .................       86,560
     22,000  Mueller Industries Inc. .........      726,660
     10,000  Plantronics Inc. ................      222,100
     50,000  Robbins & Myers Inc. ............    1,307,000
     40,500  Sequa Corp., Cl. A+ .............    3,300,750
     80,000  Sequa Corp., Cl. B+ .............    6,540,000
     95,000  SL Industries Inc.+ .............    1,537,100
      5,000  Teleflex Inc. ...................      270,100
    100,000  Tennant Co. .....................    5,028,000
      5,000  Valmont Industries Inc. .........      232,450
      7,875  Watsco Inc., Cl. B ..............      476,437
    190,500  Watts Water Technologies
              Inc., Cl. A ....................    6,391,275
     15,000  Wolverine Tube Inc.+ ............       55,050
                                               ------------
                                                110,510,451
                                               ------------
             FINANCIAL SERVICES -- 3.6%
     10,710  Alleghany Corp.+ ................    2,959,816
     40,000  Argonaut Group Inc.+ ............    1,201,600
     86,800  Bancshares of Florida Inc.+ .....    1,909,600
     66,000  Bankgesellschaft Berlin AG+ .....      375,657
     76,000  BKF Capital Group Inc. ..........      475,000
    365,000  CNA Surety Corp.+ ...............    6,307,200
     19,100  Crazy Woman Creek Bancorp Inc. ..      307,987
     37,000  Epoch Holding Corp.+ ............      185,000
      3,000  Federal Agricultural
              Mortgage Corp., Cl. C ..........       83,100
     33,000  First Republic Bank .............    1,511,400
    110,000  Flushing Financial Corp. ........    1,975,600
     76,700  LaBranche & Co. Inc.+ ...........      928,837
      1,000  LandAmerica Financial Group Inc.        64,600
      3,000  Leucadia National Corp. .........       87,570
    107,500  Midland Co. .....................    4,082,850
      1,500  NetBank Inc. ....................        9,945
    100,000  NewAlliance Bancshares Inc. .....    1,431,000
     45,320  Sterling Bancorp ................      883,740
     20,000  SWS Group Inc. ..................      482,400
     50,000  Wilmington Trust Corp. ..........    2,109,000
                                               ------------
                                                 27,371,902
                                               ------------
             FOOD AND BEVERAGE -- 4.0%
     30,000  Boston Beer Co. Inc., Cl. A+ ....      878,700
     24,000  Brown-Forman Corp., Cl. A .......    1,723,200
     11,250  Cheesecake Factory Inc.+ ........      303,188
        100  Compania Cervecerias
              Unidas SA, ADR .................        2,209
     38,000  Corn Products
              International Inc. .............    1,162,800
    100,000  Del Monte Foods Co. .............    1,123,000
     85,000  Denny's Corp.+ ..................      313,650
     40,000  Dynasty Fine Wines Group Ltd. ...       14,550
        100  Embotelladora Andina SA,
              Cl. A, ADR .....................        1,343
     25,000  Farmer Brothers Co. .............      542,000
    260,000  Flowers Foods Inc. ..............    7,446,400
        500  Genesee Corp., Cl. A+ ...........          815

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
     21,500  Genesee Corp., Cl. B+ ........... $     32,465
    701,500  Grupo Continental SA ............    1,149,245
     10,000  Hain Celestial Group Inc.+ ......      257,600
     12,000  J & J Snack Foods Corp. .........      396,840
    210,000  Kikkoman Corp. ..................    2,616,742
     15,000  Lifeway Foods Inc.+ .............      192,600
     20,000  Meiji Seika Kaisha Ltd. .........      101,887
     35,000  MGP Ingredients Inc. ............      812,700
     10,000  Nathan's Famous Inc.+ ...........      135,000
      4,000  Omni Nutraceuticals Inc.+ .......            6
     20,000  PepsiAmericas Inc. ..............      442,200
     55,000  Ralcorp Holdings Inc.+ ..........    2,339,150
     66,000  The J.M. Smucker Co. ............    2,950,200
    100,000  The Steak n Shake Co.+ ..........    1,514,000
     50,022  Tootsie Roll Industries Inc. ....    1,457,141
     50,000  Triarc Companies Inc., Cl. A ....      816,500
    120,000  Triarc Companies Inc., Cl. B ....    1,875,600
      2,000  Vina Concha Y Toro SA, ADR ......       55,800
      1,000  Willamette Valley
              Vineyards Inc.+ ................        8,750
                                               ------------
                                                 30,666,281
                                               ------------
             HEALTH CARE -- 7.3%
     50,000  Align Technology Inc.+ ..........      369,500
     50,571  Allergan Inc. ...................    5,424,245
     90,000  AngioDynamics Inc.+ .............    2,434,500
      5,000  Anika Therapeutics Inc.+ ........       48,400
     55,000  ArthroCare Corp.+ ...............    2,310,550
      7,800  Bio-Rad Laboratories Inc.,
              Cl. A+ .........................      506,532
      1,000  Biomet Inc. .....................       31,290
     60,000  Biosite Inc.+ ...................    2,739,600
      9,000  Bruker BioSciences Corp.+ .......       48,240
    158,000  Chemed Corp. ....................    8,615,740
      1,000  CNS Inc. ........................       24,500
     75,000  CONMED Corp.+ ...................    1,552,500
     40,000  Crucell NV, ADR+ ................      831,200
     82,000  Del Global Technologies Corp.+ ..      213,200
     40,000  DexCom Inc.+ ....................      543,200
      1,000  Digene Corp.+ ...................       38,740
     95,000  Edwards Lifesciences Corp.+ .....    4,315,850
      1,102  Enzo Biochem Inc.+ ..............       16,618
     65,000  Exactech Inc.+ ..................      893,750
      8,000  Fisher Scientific
              International Inc.+ ............      584,400
     48,000  Henry Schein Inc.+ ..............    2,243,040
     35,000  ICU Medical Inc.+ ...............    1,478,400
      2,000  Integra LifeSciences Holdings+ ..       77,620
      1,000  Invacare Corp. ..................       24,880
     30,000  Inverness Medical
              Innovations Inc.+ ..............      846,900
     26,000  Invitrogen Corp.+ ...............    1,717,820
    100,000  Lifecore Biomedical Inc.+ .......    1,570,000
     30,000  MWI Veterinary Supply Inc.+ .....    1,092,900
     15,000  Nabi Biopharmaceuticals+ ........       86,100
      3,000  NeoPharm Inc.+ ..................       15,990
      5,000  NeuroMetrix Inc.+ ...............      152,300
      1,300  Nobel Biocare Holding AG ........      308,638
     10,600  NWH Inc. ........................      191,182
     34,000  Orthofix International NV+ ......    1,296,420
      2,000  OrthoLogic Corp.+ ...............        3,240
     35,000  Owens & Minor Inc. ..............    1,001,000

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
    100,000  Penwest Pharmaceuticals Co.+ .... $  2,183,000
     18,900  Possis Medical Inc.+ ............      166,509
     30,000  PSS World Medical Inc.+ .........      529,500
    190,000  Quidel Corp.+ ...................    1,805,000
    100,000  Regeneration
              Technologies Inc.+ .............      640,000
     30,000  Sirona Dental Systems Inc. ......    1,192,650
    590,000  Snia SpA+ .......................       63,390
    106,500  Sonic Innovations Inc.+ .........      479,250
  1,800,000  Sorin SpA+ ......................    3,108,093
    100,000  SSL International plc ...........      549,679
      2,500  Straumann Holding AG ............      637,499
      4,200  Stryker Corp. ...................      176,862
     40,000  Thoratec Corp.+ .................      554,800
     13,500  United-Guardian Inc. ............      113,400
     40,000  Vascular Solutions Inc.+ ........      316,000
      1,000  Wright Medical Group Inc.+ ......       20,930
      5,100  Young Innovations Inc. ..........      179,673
                                               ------------
                                                 56,365,220
                                               ------------
             HOME FURNISHINGS -- 0.1%
     13,000  Bassett Furniture
              Industries Inc. ................      240,630
      4,000  Bed Bath & Beyond Inc.+ .........      132,680
      1,000  Foamex International Inc.+ ......        3,490
     30,000  La-Z-Boy Inc. ...................      420,000
                                               ------------
                                                    796,800
                                               ------------
             HOTELS AND GAMING -- 4.5%
     95,000  Aztar Corp.+ ....................    4,936,200
     12,000  Boyd Gaming Corp. ...............      484,320
     70,000  Churchill Downs Inc. ............    2,621,500
    120,000  Dover Downs Gaming &
              Entertainment Inc. .............    2,356,800
    156,000  Gaylord Entertainment Co.+ ......    6,807,840
     10,002  Harrah's Entertainment Inc. .....      711,942
     56,000  Kerzner International Ltd.+ .....    4,439,680
    145,000  Lakes Entertainment Inc.+ .......    1,753,050
      1,200  Las Vegas Sands Corp.+ ..........       93,432
    405,000  Magna Entertainment Corp.,
              Cl. A+ .........................    2,130,300
     20,000  Marcus Corp. ....................      417,600
     82,000  Penn National Gaming Inc.+ ......    3,179,960
     95,000  Pinnacle Entertainment Inc.+ ....    2,911,750
      3,000  Station Casinos Inc. ............      204,240
     16,000  Wynn Resorts Ltd.+ ..............    1,172,800
     20,000  Youbet.com Inc.+ ................       96,600
                                               ------------
                                                 34,318,014
                                               ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.0%
     58,000  Cavco Industries Inc.+ ..........    2,577,520
    335,000  Champion Enterprises Inc.+ ......    3,698,400
     17,000  Drew Industries Inc.+ ...........      550,800
    200,000  Fleetwood Enterprises Inc.+ .....    1,508,000
     68,000  Monaco Coach Corp. ..............      863,600
    141,000  Skyline Corp. ...................    6,031,980
     36,000  Southern Energy Homes Inc.+ .....      243,000
                                               ------------
                                                 15,473,300
                                               ------------
             METALS AND MINING -- 0.7%
     70,000  Arizona Star Resource Corp.+ ....      799,516
     52,003  Barrick Gold Corp. ..............    1,539,289
     10,000  Inmet Mining Corp. ..............      373,555
     15,000  Ivanhoe Mines Ltd.+ .............      102,300
    142,115  Kinross Gold Corp.+ .............    1,547,632

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             METALS AND MINING (CONTINUED)
     10,000  Meridian Gold Inc.+ ............. $    316,800
      1,000  Northwest Pipe Co.+ .............       25,300
     22,000  Novelis Inc. ....................      474,760
    190,000  Royal Oak Mines Inc.+ ...........        5,368
     30,148  Stillwater Mining Co.+ ..........      382,277
                                               ------------
                                                  5,566,797
                                               ------------
             MUTUAL FUNDS -- 0.8%
     87,158  Central Europe and
              Russia Fund Inc. ...............    4,006,653
     36,700  European Equity Fund Inc. .......      376,175
     50,000  MVC Capital Inc. ................      672,000
     54,000  New Germany Fund Inc. ...........      669,060
     11,000  Spain Fund Inc. .................      138,050
                                               ------------
                                                  5,861,938
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.1%
     68,000  Pope & Talbot Inc. ..............      423,640
     18,000  Schweitzer-Mauduit
              International Inc. .............      389,700
     22,000  Wausau Paper Corp. ..............      273,900
                                               ------------
                                                  1,087,240
                                               ------------
             PUBLISHING -- 2.2%
    307,237  Independent News & Media plc ....      899,905
     12,000  John Wiley & Sons Inc., Cl. B ...      395,280
     50,000  Journal Communications Inc.,
              Cl. A ..........................      562,000
    130,000  Journal Register Co. ............    1,164,800
     11,000  Lee Enterprises Inc. ............      296,450
     53,000  McClatchy Co., Cl. A ............    2,126,360
     70,000  Media General Inc., Cl. A .......    2,932,300
     23,000  Meredith Corp. ..................    1,139,420
    310,000  News Corp., Cl. A ...............    5,945,800
  1,050,000  Penton Media Inc.+ ..............      315,000
    385,000  PRIMEDIA Inc.+ ..................      704,550
      4,000  Value Line Inc. .................      170,800
                                               ------------
                                                 16,652,665
                                               ------------
             REAL ESTATE -- 1.2%
        190  Case Pomeroy & Co. Inc.,
              Cl. A ..........................      332,975
    170,000  Griffin Land &
              Nurseries Inc.+ ................    5,312,500
      9,000  Gyrodyne Company of
              America Inc.+ ..................      483,750
     20,000  Malan Realty Investors
              Inc.+ (b) ......................       18,800
    110,000  Morguard Corp. ..................    3,350,354
                                               ------------
                                                  9,498,379
                                               ------------
             RETAIL -- 1.7%
      9,000  Aaron Rents Inc. ................      241,920
    145,000  Aaron Rents Inc., Cl. A .........    3,510,450
     35,000  Big 5 Sporting Goods Corp. ......      682,500
      8,000  Casey's General Stores Inc. .....      200,080
     65,000  Coldwater Creek Inc.+ ...........    1,739,400
     20,000  CoolBrands International Inc.+ ..       41,208
    100,000  CSK Auto Corp.+ .................    1,197,000
      3,000  Gander Mountain Co.+ ............       17,340
    175,000  Ingles Markets Inc., Cl. A ......    2,975,000
     35,000  Movado Group Inc. ...............      803,250
     40,000  Weis Markets Inc. ...............    1,648,000
                                               ------------
                                                 13,056,148
                                               ------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             SATELLITE -- 0.2%
     20,000  Pegasus Communications Corp.,
              Cl. A+ ......................... $     49,500
    200,000  Sirius Satellite
              Radio Inc.+ ....................      950,000
     35,000  XM Satellite Radio
              Holdings Inc., Cl. A+ ..........      512,750
                                               ------------
                                                  1,512,250
                                               ------------
             SPECIALTY CHEMICALS -- 4.6%
     20,000  A. Schulman Inc. ................      457,800
     28,000  Airgas Inc. .....................    1,043,000
     47,000  Albemarle Corp. .................    2,250,360
     37,000  Arch Chemicals Inc. .............    1,333,850
     80,000  Chemtura Corp. ..................      747,200
     10,000  Cytec Industries Inc. ...........      536,600
      7,000  Dionex Corp.+ ...................      382,620
    180,000  Ferro Corp. .....................    2,872,800
    120,000  H.B. Fuller Co. .................    5,228,400
     58,000  Hawkins Inc. ....................      812,290
    430,000  Hercules Inc.+ ..................    6,561,800
    145,000  MacDermid Inc. ..................    4,176,000
    150,000  Material Sciences Corp.+ ........    1,354,500
    160,000  Omnova Solutions Inc.+ ..........      908,800
     50,000  Penford Corp. ...................      845,000
     10,000  Quaker Chemical Corp. ...........      187,000
    273,000  Sensient Technologies Corp. .....    5,708,430
                                               ------------
                                                 35,406,450
                                               ------------
             TELECOMMUNICATIONS -- 1.4%
     29,425  ALLTEL Corp. ....................    1,878,198
     23,000  Atlantic Tele-Network Inc. ......      479,090
    200,000  Cincinnati Bell Inc.+ ...........      820,000
     80,000  Commonwealth Telephone
              Enterprises Inc. ...............    2,652,800
      6,795  Community Service
              Communications Inc.+ ...........       17,565
     46,950  D&E Communications Inc. .........      508,938
        870  NTL Inc. ........................       21,663
     80,000  Rogers Communications Inc.,
              Cl. B ..........................    3,232,000
     20,000  Shenandoah
              Telecommunications Co. .........      940,000
     30,000  Stratos International Inc.+ .....      205,500
     53,000  Winstar Communications Inc.+ ....           53
                                               ------------
                                                 10,755,807
                                               ------------
             TRANSPORTATION -- 1.0%
    150,000  GATX Corp. ......................    6,375,000
    125,000  Grupo TMM SA, Cl. A, ADR+ .......      508,750
      2,000  Irish Continental Group plc+ ....       27,321
     50,000  OMI Corp. .......................    1,082,500
      5,100  Providence & Worcester
              Railroad Co. ...................      104,040
                                               ------------
                                                  8,097,611
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.2%
     45,000  Centennial Communications Corp. .      234,000
     72,000  Price Communications Corp.+ .....    1,220,400
     55,000  Rural Cellular Corp., Cl. A+ ....      604,450
     10,000  SunCom Wireless Holdings Inc.,
              Cl. A+ .........................       15,000
      5,000  UbiquiTel Inc.+ .................       51,700
    148,000  Vimpel-Communications, ADR+ .....    6,781,360
                                               ------------
                                                  8,906,910
                                               ------------
             TOTAL COMMON STOCKS .............  703,434,251
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             PREFERRED STOCKS -- 0.3%
             BROADCASTING -- 0.2%
      1,063  Granite Broadcasting Corp.,
              12.750% Pfd.+ .................. $    138,190
        100  Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C (b)(d)(e) ...............    1,000,000
      1,103  PTV Inc., 10.000% Pfd.,
              Ser. A+ ........................        4,274
                                               ------------
                                                  1,142,464
                                               ------------
             BUSINESS SERVICES -- 0.1%
     22,483  Interep National Radio Sales Inc.,
              4.000% Cv. Pfd.,
              Ser. A+ (b)(d)(e) ..............      786,901
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
        151  Foster Wheeler Ltd.,Pfd., Ser. B+      120,800
                                               ------------
             TOTAL PREFERRED STOCKS ..........    2,050,165
                                               ------------
             WARRANTS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213  Exide Technologies,
              expire 05/05/11+ ...............          242
                                               ------------
             BUSINESS SERVICES -- 0.1%
    261,431  GP Strategies Corp.,
              expire 08/14/08+ (b)(e) ........      671,720
    125,000  Interep National Radio
              Sales Inc., expire
              05/06/07+ (b)(d)(e) ............            0
                                               ------------
                                                    671,720
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
        430  Anacomp Inc., Cl. B,
              expire 12/10/06+ ...............           13
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development
              Corp., expire
              08/14/08+ (b)(e) ...............       37,915
     13,217  WHX Corp., expire 02/28/08+ .....        9,913
                                               ------------
                                                     47,828
                                               ------------
             HEALTH CARE -- 0.0%
     14,424  Del Global Technologies Corp.,
              expire 03/28/08+ ...............       14,424
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
         86  NTL Inc., expire 01/13/11+ ......           56
                                               ------------
             TOTAL WARRANTS ..................      734,283
                                               ------------
    PRINCIPAL
     AMOUNT
    -------
             CORPORATE BONDS -- 0.2%
             AVIATION: PARTS AND SERVICES -- 0.0%
 $  300,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ...............      319,125
                                               ------------
             BUSINESS SERVICES -- 0.2%
  2,000,000  GP Strategies Corp.,
              Sub. Deb., 6.000%,
              08/14/08 (b)(e) ................    1,321,536
    148,000  Trans-Lux Corp.,
              Sub. Deb. Cv.,
              8.250%, 03/01/12 ...............      140,045
                                               ------------
                                                  1,461,581
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000  Exodus Communications Inc.,
              Sub. Deb. Cv.,
              5.250%, 02/15/08+ (b)(c) .......            0
                                               ------------

  PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE*
   ------                                           ------
             HEALTH CARE -- 0.0%
$    28,848  Del Global Technologies Corp.,
              6.000%, 03/28/07 (b) ........... $     21,636
                                               ------------
             TOTAL CORPORATE BONDS ...........    1,802,342
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 7.8%
 60,434,000  U.S. Treasury Bills,
              4.657% to 4.911%++,
              07/06/06 to 10/12/06 ...........   60,245,120
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $478,894,327) ............ $768,266,161
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $478,894,327
                                               ============
              Gross unrealized appreciation .. $326,790,342
              Gross unrealized depreciation ..  (37,418,508)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $289,371,834
                                               ============
----------------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $4,179,500 or 0.54% of total investments.
(c)  Security is in default.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of Rule 144A securities amounted to $1,786,901 or 0.23% of total investments.
(e) At June 30, 2006, the Fund held restricted and illiquid securities amounting to $3,818,072 or 0.50% of net assets, which were valued under methods approved by the Board, as follows:

 ACQUISITION
   SHARES/                                                        06/30/06
  PRINCIPAL                          ACQUISITION  ACQUISITION  CARRYING VALUE
   AMOUNT    ISSUER                     DATE         COST        PER UNIT
-----------  ------                     ----         ----        --------
$2,000,000   GP Strategies Corp.,
               Sub. Deb.,
               6.000%, 08/14/08 ..... 08/08/03   $1,362,935    $    66.0768
   261,431   GP Strategies Corp.
               warrants expire
               08/14/08 ............. 08/08/03      634,637          2.5694
       100   Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C ............... 04/22/02    1,000,000     10,000.0000
    22,483   Interep National
               Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A ............... 05/03/02    2,163,147         34.9998
   125,000   Interep National
               Radio Sales Inc.
               warrants expire
               05/06/07 ............. 05/03/02         0.00          0.0000
   379,703   National Patent
               Development Corp.
               warrants expire
               08/14/08 ............. 11/24/04         0.00          0.0999
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
ADR  American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 90.4%
             AEROSPACE -- 1.8%
     32,000  Boeing Co. ...................... $  2,621,120
      2,000  Lockheed Martin Corp. ...........      143,480
      4,000  Northrop Grumman Corp. ..........      256,240
     10,000  Raytheon Co. ....................      445,700
      2,000  Rockwell Automation Inc. ........      144,020
      2,000  Rockwell Collins Inc. ...........      111,740
  1,260,000  Rolls-Royce Group plc+ ..........    9,646,245
 67,788,000  Rolls-Royce Group plc, Cl. B ....      128,488
                                               ------------
                                                 13,497,033
                                               ------------
             AGRICULTURE -- 0.1%
     35,000  Mosaic Co.+ .....................      547,750
                                               ------------
             AUTOMOTIVE -- 0.4%
    110,000  General Motors Corp. ............    3,276,900
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
      1,000  ArvinMeritor Inc. ...............       17,190
    200,000  Dana Corp. ......................      528,000
    250,000  Genuine Parts Co. ...............   10,415,000
      4,000  Johnson Controls Inc. ...........      328,880
     45,000  Modine Manufacturing Co. ........    1,051,200
     40,000  Pep Boys - Manny, Moe & Jack ....      469,200
     14,140  Proliance International Inc.+ ...       65,327
                                               ------------
                                                 12,874,797
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.8%
      6,000  Barnes Group Inc. ...............      119,700
     46,192  Curtiss-Wright Corp. ............    1,426,409
     35,000  GenCorp Inc.+ ...................      561,050
     33,314  Sequa Corp., Cl. A+ .............    2,715,091
     16,000  United Technologies Corp. .......    1,014,720
                                               ------------
                                                  5,836,970
                                               ------------
             BROADCASTING -- 0.6%
    150,000  CBS Corp., Cl. A ................    4,059,000
     25,000  CBS Corp., Cl. B ................      676,250
     26,000  Granite Broadcasting Corp.+ .....        4,420
                                               ------------
                                                  4,739,670
                                               ------------
             BUSINESS SERVICES -- 0.1%
      4,000  Automatic Data Processing Inc. ..      181,400
        500  Imation Corp. ...................       20,525
      4,000  Landauer Inc. ...................      191,600
      7,500  MasterCard Inc., Cl. A+ .........      360,000
      3,000  R. H. Donnelley Corp. ...........      162,210
                                               ------------
                                                    915,735
                                               ------------
             CABLE AND SATELLITE -- 0.9%
    195,002  Cablevision Systems Corp., Cl. A+    4,182,793
     36,000  DIRECTV Group Inc.+ .............      594,000
     70,000  EchoStar Communications Corp.,
              Cl. A+ .........................    2,156,700
                                               ------------
                                                  6,933,493
                                               ------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMUNICATIONS EQUIPMENT -- 1.3%
    175,000  Corning Inc.+ ................... $  4,233,250
    110,000  Motorola Inc. ...................    2,216,500
     70,000  Thomas & Betts Corp.+ ...........    3,591,000
                                               ------------
                                                 10,040,750
                                               ------------
             COMPUTER HARDWARE -- 1.7%
    135,000  International Business
              Machines Corp. .................   10,370,700
    145,000  Xerox Corp.+ ....................    2,016,950
                                               ------------
                                                 12,387,650
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.6%
      2,000  EMC Corp.+ ......................       21,940
    370,000  Microsoft Corp. .................    8,621,000
        154  Telecom Italia Media SpA ........           72
     95,000  Yahoo! Inc.+ ....................    3,135,000
                                               ------------
                                                 11,778,012
                                               ------------
             CONSUMER PRODUCTS -- 6.8%
     35,000  Altria Group Inc. ...............    2,570,050
    236,000  Avon Products Inc. ..............    7,316,000
     15,000  Clorox Co. ......................      914,550
     12,000  Colgate-Palmolive Co. ...........      718,800
     45,000  Eastman Kodak Co. ...............    1,070,100
     55,000  Energizer Holdings Inc.+ ........    3,221,350
      5,000  Fortune Brands Inc. .............      355,050
     94,700  Gallaher Group plc, ADR .........    5,922,538
     18,000  National Presto Industries Inc. .      941,040
     10,000  Pactiv Corp.+ ...................      247,500
    110,000  Procter & Gamble Co. ............    6,116,000
    100,000  Reckitt Benckiser plc ...........    3,735,414
     26,000  Rothmans Inc. ...................      454,179
    940,500  Swedish Match AB ................   15,159,343
     78,000  Unilever NV, ADR ................    1,758,900
     10,000  UST Inc. ........................      451,900
                                               ------------
                                                 50,952,714
                                               ------------
             CONSUMER SERVICES -- 0.2%
     12,000  IAC/InterActiveCorp+ ............      317,880
     46,200  Rollins Inc. ....................      907,368
                                               ------------
                                                  1,225,248
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.9%
      5,000  3M Co. ..........................      403,850
     18,000  Acuity Brands Inc. ..............      700,380
     55,000  Cooper Industries Ltd., Cl. A ...    5,110,600
    290,000  General Electric Co. ............    9,558,400
      5,000  Harbor Global Co. Ltd.+ .........       45,550
    176,000  Honeywell International Inc. ....    7,092,800
     22,000  ITT Industries Inc. .............    1,089,000
      6,000  Trinity Industries Inc. .........      242,400
    160,000  Tyco International Ltd. .........    4,400,000
      3,000  Walter Industries Inc. ..........      172,950
     50,001  WHX Corp.+ ......................      460,009
                                               ------------
                                                 29,275,939
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS -- 1.3%
     10,000  Freescale Semiconductor Inc.,
              Cl. B+ ......................... $    294,000
    185,000  Intel Corp. .....................    3,505,750
    185,000  Texas Instruments Inc. ..........    5,603,650
     15,000  Thermo Electron Corp.+ ..........      543,600
                                               ------------
                                                  9,947,000
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 2.0%
     80,000  AES Corp.+ ......................    1,476,000
     22,000  American Electric Power Co. Inc.       753,500
     16,000  DTE Energy Co. ..................      651,840
     95,000  El Paso Electric Co.+ ...........    1,915,200
     80,000  FPL Group Inc. ..................    3,310,400
     45,000  Great Plains Energy Inc. ........    1,253,700
     50,000  Korea Electric Power Corp., ADR .      948,000
     54,824  Mirant Corp.+ ...................    1,469,283
    120,000  Northeast Utilities .............    2,480,400
      8,000  UIL Holdings Corp. ..............      450,320
                                               ------------
                                                 14,708,643
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 6.8%
     43,000  Allegheny Energy Inc.+ ..........    1,594,010
    250,000  Aquila Inc.+ ....................    1,052,500
     44,000  BP plc, ADR .....................    3,062,840
     44,000  CH Energy Group Inc. ............    2,112,000
     70,000  Constellation Energy Group ......    3,816,400
      1,000  Dominion Resources Inc. .........       74,790
    120,000  DPL Inc. ........................    3,216,000
    230,000  Duke Energy Corp. ...............    6,755,100
    190,000  Duquesne Light Holdings Inc. ....    3,123,600
    220,000  El Paso Corp. ...................    3,300,000
     50,000  Endesa SA .......................    1,738,869
    150,000  Energy East Corp. ...............    3,589,500
     29,000  Eni SpA .........................      854,240
     80,000  NSTAR ...........................    2,288,000
     75,000  OGE Energy Corp. ................    2,627,250
     80,000  Progress Energy Inc. ............    3,429,600
     15,000  Progress Energy Inc., CVO+ ......        4,500
      6,000  Public Service Enterprise
              Group Inc. .....................      396,720
      9,523  Scottish Power plc, ADR .........      410,822
     20,000  Suncor Energy Inc. ..............    1,620,200
     55,000  TECO Energy Inc. ................      821,700
     29,000  TXU Corp. .......................    1,733,910
    140,000  Westar Energy Inc. ..............    2,947,000
                                               ------------
                                                 50,569,551
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.9%
     20,000  AGL Resources Inc. ..............      762,400
     50,000  Atmos Energy Corp. ..............    1,395,500
    122,000  KeySpan Corp. ...................    4,928,800
     25,000  Kinder Morgan Inc. ..............    2,497,250
     25,000  National Fuel Gas Co. ...........      878,500
     70,000  ONEOK Inc. ......................    2,382,800
      5,000  Peoples Energy Corp. ............      179,550
     24,000  Piedmont Natural Gas Co. Inc. ...      583,200
     40,000  SEMCO Energy Inc.+ ..............      222,400

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
    100,000  Southern Union Co. .............. $  2,706,000
    100,000  Southwest Gas Corp. .............    3,134,000
     39,567  Western Gas Resources Inc. ......    2,368,085
                                               ------------
                                                 22,038,485
                                               ------------
             ENERGY AND UTILITIES: OIL -- 9.4%
     14,000  Anadarko Petroleum Corp. ........      667,660
     28,000  Cameron International Corp.+ ....    1,337,560
    192,873  Chevron Corp. ...................   11,969,698
    188,140  ConocoPhillips ..................   12,328,814
     30,000  Devon Energy Corp. ..............    1,812,300
    150,000  Exxon Mobil Corp. ...............    9,202,500
     55,216  Kerr-McGee Corp. ................    3,829,230
     10,000  Murphy Oil Corp. ................      558,600
      2,000  Niko Resources Ltd. .............      112,945
     50,000  Occidental Petroleum Corp. ......    5,127,500
     20,000  Oceaneering International Inc.+ .      917,000
     11,000  PetroChina Co. Ltd., ADR ........    1,187,670
     90,000  Remington Oil & Gas Corp.+ ......    3,957,300
     30,000  Repsol YPF SA, ADR ..............      841,800
    118,000  Royal Dutch Shell plc, Cl. A, ADR    7,903,640
     25,000  Statoil ASA, ADR ................      713,000
     17,518  Total SA, ADR ...................    1,147,779
     65,000  Transocean Inc.+ ................    5,220,800
     28,000  Weatherford International Ltd.+ .    1,389,360
                                               ------------
                                                 70,225,156
                                               ------------
             ENERGY AND UTILITIES: SERVICES -- 0.5%
     20,000  ABB Ltd., ADR ...................      259,200
     16,000  Halliburton Co. .................    1,187,360
     40,000  Schlumberger Ltd. ...............    2,604,400
                                               ------------
                                                  4,050,960
                                               ------------
             ENERGY AND UTILITIES: WATER -- 0.1%
     24,000  Aqua America Inc. ...............      546,960
     40,000  Suez SA, Strips+ ................          512
                                               ------------
                                                    547,472
                                               ------------
             ENTERTAINMENT -- 1.9%
    500,000  Rank Group plc ..................    1,844,592
    140,000  The Walt Disney Co. .............    4,200,000
    200,000  Time Warner Inc. ................    3,460,000
     30,000  Viacom Inc., Cl. A+ .............    1,078,500
     95,000  Vivendi SA, ADR .................    3,316,450
                                               ------------
                                                 13,899,542
                                               ------------
             ENVIRONMENTAL SERVICES -- 0.5%
    110,000  Waste Management Inc. ...........    3,946,800
                                               ------------
             EQUIPMENT AND SUPPLIES -- 1.7%
     13,000  A.O. Smith Corp. ................      602,680
     76,000  Flowserve Corp.+ ................    4,324,400
      6,000  Ingersoll-Rand Co. Ltd., Cl. A ..      256,680
      1,500  Minerals Technologies Inc. ......       78,000
     30,000  Mueller Industries Inc. .........      990,900
      8,000  Parker Hannifin Corp. ...........      620,800
  1,052,000  Tomkins plc .....................    5,597,814
                                               ------------
                                                 12,471,274
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 11.0%
      6,528  Alleghany Corp.+ ................ $  1,804,078
    190,000  American Express Co. ............   10,111,800
     40,000  American International Group Inc.    2,362,000
     70,000  Ameriprise Financial Inc. .......    3,126,900
     37,000  Argonaut Group Inc.+ ............    1,111,480
     25,000  Banco Popular Espanol SA ........      372,524
     18,000  Banco Santander Central
              Hispano SA, ADR ................      263,160
      2,000  Banco Santander Chile SA, ADR ...       80,680
    135,000  Bank of America Corp. ...........    6,493,500
     44,000  Bank of New York Co. Inc. .......    1,416,800
     30,000  Bankgesellschaft Berlin AG+ .....      170,753
      8,825  Banque Nationale de Paris SA ....      844,878
      3,000  Bear Stearns Companies Inc. .....      420,240
    360,000  Citigroup Inc. ..................   17,366,400
     40,000  Commerzbank AG, ADR .............    1,452,044
     35,000  Deutsche Bank AG ................    3,937,500
      2,000  Dun and Bradstreet Corp.+ .......      139,360
      3,000  Fannie Mae ......................      144,300
     16,000  Fidelity Southern Corp. .........      284,480
    142,000  H&R Block Inc. ..................    3,388,120
     25,000  Huntington Bancshares Inc. ......      589,500
     82,080  JPMorgan Chase & Co. ............    3,447,360
      1,000  KeyCorp .........................       35,680
     32,000  Leucadia National Corp. .........      934,080
      2,000  Manulife Financial Corp. ........       63,540
     55,000  Mellon Financial Corp. ..........    1,893,650
     13,000  Merrill Lynch & Co. Inc. ........      904,280
      8,000  Moody's Corp. ...................      435,680
     20,000  Morgan Stanley ..................    1,264,200
      3,000  Municipal Mortgage &
              Equity, LLC ....................       81,480
      6,000  Northern Trust Corp. ............      331,800
     50,000  Phoenix Companies Inc. ..........      704,000
     45,000  PNC Financial Services
              Group Inc. .....................    3,157,650
     50,000  Popular Inc. ....................      960,000
        500  Raiffeisen International
              Bank Holding AG ................       43,424
     36,000  St. Paul Travelers
              Companies Inc. .................    1,604,880
    113,400  Sterling Bancorp ................    2,211,300
     12,000  SunTrust Banks Inc. .............      915,120
     40,000  T. Rowe Price Group Inc. ........    1,512,400
      1,000  The Allstate Corp. ..............       54,730
      5,000  The Charles Schwab Corp. ........       79,900
     40,000  Unitrin Inc. ....................    1,743,600
     12,000  Wachovia Corp. ..................      648,960
     60,000  Waddell & Reed Financial
              Inc., Cl. A ....................    1,233,600
     55,000  Wilmington Trust Corp. ..........    2,319,900
                                               ------------
                                                 82,461,711
                                               ------------
             FOOD AND BEVERAGE -- 8.6%
     80,000  Anheuser-Busch Companies Inc. ...    3,647,200
     25,500  Brown-Forman Corp., Cl. A .......    1,830,900
    115,000  Cadbury Schweppes plc, ADR ......    4,464,300
     73,000  Campbell Soup Co. ...............    2,709,030
     40,000  Coca-Cola Amatil Ltd., ADR ......      421,400
    240,000  Coca-Cola Co. ...................   10,324,800
     15,000  Coca-Cola Femsa SA de CV, ADR ...      442,800

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
     16,000  Corn Products
              International Inc. ............. $    489,600
     60,000  Del Monte Foods Co. .............      673,800
     56,000  Diageo plc, ADR .................    3,782,800
     35,000  Fomento Economico Mexicano
              SA de CV, ADR ..................    2,930,200
    165,800  General Mills Inc. ..............    8,565,228
     70,000  Groupe Danone ...................    8,895,156
    600,000  Grupo Bimbo SA de CV, Cl. A .....    1,798,214
    120,000  H.J. Heinz Co. ..................    4,946,400
     35,000  Heineken NV .....................    1,484,018
      5,000  Kellogg Co. .....................      242,150
     10,000  Nestle SA .......................    3,140,976
     24,016  Pernod-Ricard SA, ADR ...........    1,190,496
     20,000  The Hershey Co. .................    1,101,400
     21,000  Tootsie Roll Industries Inc. ....      611,730
      3,000  Wm. Wrigley Jr. Co. .............      136,080
        750  Wm. Wrigley Jr. Co., Cl. B ......       33,975
                                               ------------
                                                 63,862,653
                                               ------------
             HEALTH CARE -- 8.0%
     16,000  Abbott Laboratories .............      697,760
      6,000  Aetna Inc. ......................      239,580
     80,000  Baxter International Inc. .......    2,940,800
     41,000  Becton, Dickinson & Co. .........    2,506,330
        500  Bio-Rad Laboratories Inc., Cl. B+       32,755
     20,000  Biosite Inc.+ ...................      913,200
    100,000  Bristol-Myers Squibb Co. ........    2,586,000
    145,000  Eli Lilly & Co. .................    8,014,150
     11,276  GlaxoSmithKline plc, ADR ........      629,201
     25,000  Henry Schein Inc.+ ..............    1,168,250
     63,000  Hospira Inc.+ ...................    2,705,220
    115,000  Johnson & Johnson ...............    6,890,800
     65,000  Medco Health Solutions Inc.+ ....    3,723,200
    120,000  Merck & Co. Inc. ................    4,371,600
      1,000  Nobel Biocare Holding AG ........      237,414
     60,000  Novartis AG, ADR ................    3,235,200
      7,000  Orthofix International NV+ ......      266,910
    450,000  Pfizer Inc. .....................   10,561,500
    150,000  Schering-Plough Corp. ...........    2,854,500
    165,000  Tenet Healthcare Corp.+ .........    1,151,700
      5,000  UnitedHealth Group Inc. .........      223,900
     20,000  William Demant Holding A/S+ .....    1,495,237
     35,000  Zimmer Holdings Inc.+ ...........    1,985,200
                                               ------------
                                                 59,430,407
                                               ------------
             HOTELS AND GAMING -- 1.0%
     28,000  Hilton Hotels Corp. .............      791,840
      6,000  Host Hotels & Resorts Inc. ......      131,220
     20,000  International Game Technology ...      758,800
    529,411  Ladbrokes plc ...................    3,989,404
     25,000  Starwood Hotels & Resorts
              Worldwide Inc. .................    1,508,500
                                               ------------
                                                  7,179,764
                                               ------------
             MACHINERY -- 0.4%
      6,000  Caterpillar Inc. ................      446,880
     31,000  Deere & Co. .....................    2,588,190
                                               ------------
                                                  3,035,070
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             MANUFACTURED HOUSING -- 0.2%
    140,000  Champion Enterprises Inc.+ ...... $  1,545,600
                                               ------------
             METALS AND MINING -- 1.8%
     70,000  Alcoa Inc. ......................    2,265,200
      5,000  Carpenter Technology Corp. ......      577,500
     27,000  Fording Canadian Coal
              Trust (Toronto) ................      852,593
     55,875  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...............    3,096,034
     25,000  Inco Ltd. .......................    1,647,500
     95,000  Newmont Mining Corp. ............    5,028,350
      4,000  Peabody Energy Corp. ............      223,000
                                               ------------
                                                 13,690,177
                                               ------------
             PUBLISHING -- 2.6%
    100,000  Dow Jones & Co. Inc. ............    3,501,000
      5,118  McClatchy Co., Cl. A ............      205,334
     25,000  McGraw-Hill Companies Inc. ......    1,255,750
     15,000  New York Times Co., Cl. A .......      368,100
     45,000  News Corp., Cl. A ...............      863,100
      6,016  News Corp., Cl. B ...............      121,403
    121,800  Reader's Digest Association Inc.     1,700,328
        406  Seat Pagine Gialle SpA ..........          189
     40,000  The E.W. Scripps Co., Cl. A .....    1,725,600
    262,000  Tribune Co. .....................    8,496,660
      1,200  Washington Post Co., Cl. B ......      936,012
                                               ------------
                                                 19,173,476
                                               ------------
             REAL ESTATE -- 0.0%
      5,000  Griffin Land & Nurseries Inc.+ ..      156,250
                                               ------------
             RETAIL -- 1.9%
     40,000  Costco Wholesale Corp. ..........    2,285,200
      5,000  Ingles Markets Inc., Cl. A ......       85,000
    150,000  Safeway Inc. ....................    3,900,000
        500  Sears Holdings Corp.+ ...........       77,420
     60,000  SUPERVALU Inc. ..................    1,842,000
     50,000  The Home Depot Inc. .............    1,789,500
     75,000  Wal-Mart Stores Inc. ............    3,612,750
     10,000  Weis Markets Inc. ...............      412,000
                                               ------------
                                                 14,003,870
                                               ------------
             SPECIALTY CHEMICALS -- 1.9%
     24,000  Albemarle Corp. .................    1,149,120
        437  Arkema, ADR+ ....................       17,048
     15,000  Ashland Inc. ....................    1,000,500
     15,000  Chemtura Corp. ..................      140,100
     20,000  Dow Chemical Co. ................      780,600
     18,000  E.I. du Pont de Nemours & Co. ...      748,800
     92,000  Ferro Corp. .....................    1,468,320
    100,000  Hercules Inc.+ ..................    1,526,000
     65,000  Monsanto Co. ....................    5,472,350
      4,000  NewMarket Corp. .................      196,240
     50,000  Omnova Solutions Inc.+ ..........      284,000
      4,000  Quaker Chemical Corp. ...........       74,800

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
     65,000  Sensient Technologies Corp. ..... $  1,359,150
      2,542  Tronox Inc., Cl. B ..............       33,478
                                               ------------
                                                 14,250,506
                                               ------------
             TELECOMMUNICATIONS -- 3.7%
      6,000  ALLTEL Corp. ....................      382,980
    290,000  AT&T Inc. .......................    8,088,100
     62,000  BCE Inc. ........................    1,466,300
     45,000  BellSouth Corp. .................    1,629,000
    200,000  BT Group plc ....................      884,850
     30,000  BT Group plc, ADR ...............    1,328,700
    140,000  Cable & Wireless plc ............      297,724
    245,000  Cincinnati Bell Inc.+ ...........    1,004,500
     15,000  Citizens Communications Co. .....      195,750
     60,000  Deutsche Telekom AG, ADR ........      962,400
     17,500  Embarq Corp.+ ...................      717,325
     15,000  France Telecom SA, ADR ..........      327,900
    250,000  Qwest Communications
              International Inc.+ ............    2,022,500
    150,000  Sprint Nextel Corp. .............    2,998,500
      3,300  Telecom Italia SpA, ADR .........       92,136
      8,195  Telefonica SA, ADR ..............      407,619
     12,000  TELUS Corp. .....................      494,813
    130,000  Verizon Communications Inc. .....    4,353,700
                                               ------------
                                                 27,654,797
                                               ------------
             TRANSPORTATION -- 0.3%
     45,000  GATX Corp. ......................    1,912,500
                                               ------------
             TOTAL COMMON STOCKS .............  675,044,325
                                               ------------
             PREFERRED STOCKS -- 0.5%
             AUTOMOTIVE -- 0.0%
      1,000  Ford Motor Co. Capital Trust II,
              6.500% Cv. Pfd. ................       27,800
                                               ------------
             BROADCASTING -- 0.1%
        100  Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C (b)(c)(d) ...............    1,000,000
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
      1,100  Lucent Technologies
              Capital Trust I,
              7.750% Cv. Pfd. ................    1,116,500
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 0.1%
        300  El Paso Corp.,4.990% Cv. Pfd. (b)      388,792
                                               ------------
             ENTERTAINMENT -- 0.0%
      3,000  Metromedia International
              Group Inc.,
              7.250% Cv. Pfd.+ ...............      109,800
                                               ------------
             TELECOMMUNICATIONS -- 0.2%
     33,000  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B ........    1,419,000
                                               ------------
             TOTAL PREFERRED STOCKS ..........    4,061,892
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             WARRANTS -- 0.1%
             BUSINESS SERVICES -- 0.1%
    262,431  GP Strategies Corp.,
              expire 08/14/08+ (c)(d) ........ $    674,289
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development
              Corp., expire
              08/14/08+ (c)(d) ...............       37,915
      3,625  WHX Corp., expire 02/28/08+ .....        2,719
                                               ------------
                                                     40,634
                                               ------------
             TOTAL WARRANTS ..................      714,923
                                               ------------
  PRINCIPAL
   AMOUNT
  --------
             CORPORATE BONDS -- 3.0%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
$ 4,000,000  Pep Boys -
              Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07 ...............    3,940,000
    800,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,
              6.750%, 07/15/09 ...............      710,000
                                               ------------
                                                  4,650,000
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.2%
  1,400,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ...............    1,489,250
                                               ------------
             BROADCASTING -- 0.4%
             Sinclair Broadcast Group Inc.,
              Sub. Deb. Cv.,
  2,550,000   6.000%, 09/15/12 ...............    2,218,500
    350,000   4.875%, 07/15/18 ...............      305,375
                                               ------------
                                                  2,523,875
                                               ------------
             BUSINESS SERVICES -- 0.2%
    100,000  BBN Corp., Sub. Deb. Cv.,
              6.000%, 04/01/12+ (a)(c) .......            0
  2,000,000  GP Strategies Corp., Sub. Deb.,
              6.000%, 08/14/08 (c)(d) ........    1,321,537
                                               ------------
                                                  1,321,537
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.4%
  4,000,000  Agere Systems Inc.,
              Sub. Deb. Cv.,
              6.500%, 12/15/09 ...............    3,975,000
  7,000,000  Nortel Networks
              Corp., Cv.,
              4.250%, 09/01/08 ...............    6,632,500
                                               ------------
                                                 10,607,500
                                               ------------
             METALS AND MINING -- 0.2%
  1,000,000  Inco Ltd., Cv.,
              Zero Coupon, 03/29/21 ..........    1,755,000
                                               ------------
             TOTAL CORPORATE BONDS ...........   22,347,162
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 6.0%
 44,898,000  U.S. Treasury Bills,
              4.704% to 4.923%++,
              07/20/06 to 09/07/06 (e) .......   44,632,080
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $610,466,178) ............ $746,800,382
                                               ============

----------------
              For Federal tax purposes:
              Aggregate cost ................. $610,466,178
                                               ============
              Gross unrealized appreciation .. $151,608,660 Gross unrealized depreciation .. (15,274,456)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $136,334,204
                                               ============

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS SOLD SHORT -- 0.0%
             AVIATION: PARTS AND SERVICES -- 0.0%
      1,200  Sequa Corp., Cl. A+ ............. $     97,800
                                               ------------
             TOTAL COMMON STOCKS SOLD SHORT
              (Total Proceeds $117,576) ...... $     97,800
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $    117,576
                                               ============
              Gross unrealized appreciation .. $     19,776
              Gross unrealized depreciation ..           --
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $     19,776
                                               ============
----------------
(a)  Security in default.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of Rule 144A securities amounted to $1,388,792 or 0.19% of total investments. Except as noted in (d), these securities are liquid.
(c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $3,033,741 or 0.41% of total investments.
(d) At June 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $3,033,741 or 0.41% of net assets, which were valued under methods approved by the Board, as follows:

 ACQUISITION
   SHARES/                                                        06/30/06
  PRINCIPAL                          ACQUISITION  ACQUISITION  CARRYING VALUE
   AMOUNT    ISSUER                     DATE         COST        PER UNIT
-----------  ------                     ----         ----        --------
$2,000,000   GP Strategies Corp.,
              Sub. Deb.,
              6.00%, 08/14/08 ........ 08/08/03   $1,362,935    $    66.0769
   262,431   GP Strategies Corp.
              warrants expire
              08/14/08 ............... 08/08/03      637,065          2.5694
       100   Gray Television Inc.,
              8.000% Cv. Pfd.,
              Ser. C ................. 04/22/02    1,000,000     10,000.0000
   379,703   National Patent
              Development Corp.
              warrants expire
              08/14/08 ............... 11/24/04         0.00          0.0999

(e) At June 30, 2006, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 96.0%
             AEROSPACE -- 2.5%
      3,275  Alliant Techsystems Inc.+ ........ $   250,046
                                                -----------
             AUTOMOTIVE -- 2.0%
      9,080  Adesa Inc. .......................     201,939
                                                -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
      8,070  Midas Inc.+ ......................     148,488
                                                -----------
             AVIATION: PARTS AND SERVICES -- 2.3%
      9,715  EDO Corp. ........................     236,463
                                                -----------
             BUSINESS SERVICES -- 5.7%
     62,740  AMICAS Inc.+ .....................     202,650
      4,680  Fair Isaac Corp. .................     169,931
      3,580  The Brink's Co. ..................     201,948
                                                -----------
                                                    574,529
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 4.7%
      3,230  Harland Co., John H. .............     140,505
     30,100  Lawson Software Inc.+ ............     201,670
     13,905  Stellent Inc. ....................     132,793
                                                -----------
                                                    474,968
                                                -----------
             CONSUMER PRODUCTS -- 12.5%
      5,280  Alberto-Culver Co. ...............     257,242
      9,890  Callaway Golf Co. ................     128,471
      4,435  Church & Dwight Co. Inc. .........     161,523
     11,760  CNS Inc. .........................     288,120
      5,145  Jarden Corp.+ ....................     156,665
     14,190  Kimball International Inc., Cl. B      279,685
                                                -----------
                                                  1,271,706
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 10.8%
      2,300  Carlisle Companies Inc. ..........     182,390
      9,130  Griffon Corp.+ ...................     238,293
      5,030  Pentair Inc. .....................     171,976
      3,950  Texas Industries Inc. ............     209,745
      5,040  Walter Industries Inc. ...........     290,556
                                                -----------
                                                  1,092,960
                                                -----------
             ENERGY AND UTILITIES -- 4.6%
      2,879  ALLETE Inc. ......................     136,321
      7,260  Comstock Resources Inc.+ .........     216,783
     31,300  Seitel Inc.+ .....................     111,428
                                                -----------
                                                    464,532
                                                -----------
             ENTERTAINMENT -- 2.3%
     15,750  Discovery Holding Co., Cl. A+ ....     230,422
                                                -----------
             EQUIPMENT AND SUPPLIES -- 5.7%
      5,680  Tennant Co. ......................     285,590
      6,380  Toro Co. .........................     297,946
                                                -----------
                                                    583,536
                                                -----------
             FINANCIAL SERVICES -- 7.9%
     15,690  BISYS Group Inc.+ ................     214,953
      9,690  Franklin Bank Corp.+ .............     195,641
     14,700  NewAlliance Bancshares Inc. ......     210,357
     13,380  USI Holdings Corp.+ ..............     179,426
                                                -----------
                                                    800,377
                                                -----------

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             FOOD AND BEVERAGE -- 7.8%
      6,340  H.J. Heinz Co. ................... $   261,335
      4,620  PepsiAmericas Inc. ...............     102,148
     11,700  Triarc Companies Inc., Cl. A .....     191,061
     15,060  Triarc Companies Inc., Cl. B .....     235,388
                                                -----------
                                                    789,932
                                                -----------
             HEALTH CARE -- 11.6%
     15,870  AnorMED Inc.+ ....................      91,253
      9,492  Lifecore Biomedical Inc.+ ........     149,024
      7,190  PolyMedica Corp. .................     258,552
     10,586  SurModics Inc.+ ..................     382,261
      8,240  West Pharmaceutical Services Inc.      298,947
                                                -----------
                                                  1,180,037
                                                -----------
             HOTELS AND GAMING -- 6.5%
      6,060  Gaylord Entertainment Co.+ .......     264,458
     11,450  Trump Entertainment Resorts Inc.+      230,718
      4,370  Vail Resorts Inc.+ ...............     162,127
                                                -----------
                                                    657,303
                                                -----------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 3.0%
     16,820  Champion Enterprises Inc.+ .......     185,693
      2,650  Polaris Industries Inc. ..........     114,745
                                                -----------
                                                    300,438
                                                -----------
             PUBLISHING -- 2.2%
     27,490  Hollinger International Inc.,
               Cl. A ..........................     220,745
                                                -----------
             RETAIL -- 2.4%
     30,643  dELiA*s Inc.+ ....................     247,595
                                                -----------
             TOTAL COMMON STOCKS ..............   9,726,016
                                                -----------
   PRINCIPAL
    AMOUNT
    ------
             U.S. GOVERNMENT OBLIGATIONS -- 4.0%
   $402,000  U.S. Treasury Bills,
               4.656% to 4.923%++,
               07/06/06 to 09/07/06 ...........     400,944
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $8,520,264) .............. $10,126,960
                                                ===========
------------------
              For Federal tax purposes:
              Aggregate cost .................. $ 8,520,264
                                                ===========
              Gross unrealized appreciation ... $ 1,924,529
              Gross unrealized depreciation ...    (317,833)
                                                -----------
              Net unrealized appreciation
               (depreciation) ................. $ 1,606,696
                                                ===========
------------------
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     August 18, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     August 18, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     August 18, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.